OPERATING REVENUES - Narrative (Details) - USD ($) $ in Thousands	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
Revenues from External Customers and Long-Lived Assets [Line Items]
Contract assets	$ 82,192	$ 62,958
Impairment loss	0	$ 0
Balance Capitalized In Current Year
Revenues from External Customers and Long-Lived Assets [Line Items]
Gross asset contract with customer	5,200
Amortization capitalized contract cost	1,900
Contract assets	3,300
Balance Capitalized In Prior Year
Revenues from External Customers and Long-Lived Assets [Line Items]
Amortization capitalized contract cost	$ 2,500